LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Options and Restricted Shares [Member]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share [Line Items]
Anti-dilutive securities excluded from calculation of dilutive net (loss)/earnings per share	5,678,630	9,325,104	27,694,086
Convertible Senior Notes [Member]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share [Line Items]
Anti-dilutive securities excluded from calculation of dilutive net (loss)/earnings per share	71,296,438	33,678,210	33,678,210